Derivative Financial Instruments - Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Income and Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	$ (2,406)	$ (2,692)
Net gains (losses) recognized in OCI	9	2,396
Amount reclassified to net income as the hedged item affects net income	207	(2,110)
AOCI ending of year	(2,190)	(2,406)
Active hedges	(2,817)	(3,387)
Discountinued hedges	627	981
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	730	791
Net gains (losses) recognized in OCI	(1,267)	2,543
Amount reclassified to net income as the hedged item affects net income	176	(2,604)
AOCI ending of year	(361)	730
Active hedges	(1,091)	(320)
Discountinued hedges	730	1,050
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	412	463
Net gains (losses) recognized in OCI	(1,033)	64
Amount reclassified to net income as the hedged item affects net income	165	(115)
AOCI ending of year	(456)	412
Active hedges	(991)	(457)
Discountinued hedges	535	869
Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	1,054	208
Net gains (losses) recognized in OCI	1,434	883
Amount reclassified to net income as the hedged item affects net income	(2,497)	(37)
AOCI ending of year	(9)	1,054
Active hedges	(192)	875
Discountinued hedges	183	179
Cash flow hedges [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	(706)	99
Net gains (losses) recognized in OCI	(1,998)	1,769
Amount reclassified to net income as the hedged item affects net income	2,747	(2,574)
AOCI ending of year	43	(706)
Active hedges	31	(708)
Discountinued hedges	12	2
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	(30)	21
Net gains (losses) recognized in OCI	330	(173)
Amount reclassified to net income as the hedged item affects net income	(239)	122
AOCI ending of year	61	(30)
Active hedges	61	(30)
Hedges of net investment in foreign operations [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	(3,136)	(3,483)
Net gains (losses) recognized in OCI	1,276	(147)
Amount reclassified to net income as the hedged item affects net income	31	494
AOCI ending of year	(1,829)	(3,136)
Active hedges	(1,726)	(3,067)
Discountinued hedges	$ (103)	$ (69)